Short-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings	The balance of short-term borrowings consists of the following:
	As of
	December 31,	June 30,
	2023	2024
	RMB	RMB	US$
Bank of China Shenzhen Nantou Branch (a)	6,300,000	-	-
Industrial and Commercial Bank of China (b)	3,000,000	6,000,000	841,892
Shenzhen Futian Yinzuo Rural Bank(c)	1,559,968	994,194	139,501
Bank of China Shenzhen Dongbu Branch (d)	5,000,000	4,400,000	617,389
Bank of China Shenzhen Dongbu Branch (e)	3,000,000	3,000,000	420,946
Bank of Ningbo (f)	6,743,530	7,042,697	988,199
Total	25,603,498	21,436,891	3,007,927
(a)	On March 29, 2023, JYD WLKJ entered into a working capital loan agreement with Bank of China Shenzhen Nantou Branch in the total amount of RMB 5,000,000(US$ 701,577) with one-year term with an interest rate of 4.1%. On May 9, 2023, JYD WLKJ entered into another working capital loan agreement with Bank of China Shenzhen Nantou Branch in the total amount of RMB 2,000,000(US$ 280,631) with one-year term with an interest rate of 3.8%. The loan was guaranteed by Shenzhen Gaoxintou SE Financing Guarantee Co., LTD and shareholders of the Group (Xiaogang Geng and Xiaohua Jia). As of December 31, 2023, RMB 700,000(US$ 98,221) was repaid, and total amount of RMB 6,300,000(US$ 883,987) was outstanding for these two loans. During the six months ended June 30, 2024, the total outstanding loan was fully repaid when it was due.
(b)	On March 15, 2020, JYD HQ initially entered into a loan agreement with Industrial and Commercial Bank of China in the total amount of RMB 3,000,000 (US$ 420,946) with a half-year term with an interest rate of 4.65%. The loan was renewed every six month. In March 2024, the term of the loan was extended to one year, due in March 2025. The interests on the loan was 3.45%. In June 2024, JYD DS entered into a series of loan agreements with Industrial and Commercial Bank of China in the total amount of RMB 3,000,000 (US$ 420,946) with an interest rate of 3.45%. These loans are all due on May 31, 2025.
(c)	On June 27, 2022, JYD WLKJ entered into a loan agreement with Shenzhen Futian Yinzuo Rural Bank in the total amount of RMB 2,000,000 (US$ 280,631) with an interest rate of 10.512% with one-year term. The amount was repaid when it was due in June 2023. On July 5, 2023, JYD WLKJ entered into a new loan agreement with Shenzhen Futian Yinzuo Rural Bank in the total amount of RMB 2,000,000 (US$ 280,631) with an interest rate of 10.512% with one-year term. As of December 31, 2023, RMB 440,032 (US$ 61,743) was repaid, and RMB 1,559,968 (US$ 218,888) was outstanding. As of June 30, 2024, RMB 565,774 (US$ 79,387) was repaid, and RMB 994,194 (US$ 139,501) was outstanding. In July 2024, the loan was fully repaid when it was due.
(d)

On November 22, 2023, JYD HQ entered into a one-year maturity loan agreement with Bank of China Shenzhen Dongbu Branch in the total amount of RMB 5,000,000(US$ 701,577) with an interest rate of 3.6%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD. and shareholders of the Group (Xiaogang Geng and Xiaohua Jia). As of June 30, 2024, RMB 600,000 (US$ 84,189) was repaid, and RMB 4,400,000 (US$ 617,389) was outstanding.

(e)

On October 30 2023, JYD SZGJHY entered into a one-year maturity loan agreement with Bank of China Shenzhen Dongbu Branch in the total amount of RMB 3,000,000(US$ 420,946) with an interest rate of 3.75%. In October 2024, the loan was fully repaid when it was due.

(f)

On November 8, 2023, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD1,000,000 with an interest rate of 6.5%. The loan was guaranteed by JYD WLKJ. RMB 6,743,530 (US$ 946,221) was the loan balance as of December 31, 2023. During the six months ended June 30, 2024, RMB 11,743,710 (US$ 1,647,824) was withdrawn and RMB 11,444,543 (US$ 1,605,846) was repaid. As of June 30, 2024, RMB 7,042,697 (US$ 988,199) was outstanding. The loan was fully repaid when it is due in November 2024.